Cover	Jun. 04, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 04, 2024
Entity Registrant Name	agilon health, inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40332
Entity Tax Identification Number	37-1915147
Entity Address, Address Line One	6210 E Hwy 290
Entity Address, Address Line Two	Suite 450
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78723
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	AGL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001831097
Amendment Flag	false